General Information (Details) - USD ($)		12 Months Ended
	Apr. 30, 2024	Mar. 31, 2025	Nov. 29, 2024	Nov. 19, 2024	Aug. 08, 2024	Mar. 31, 2024	Nov. 28, 2023	Mar. 31, 2023	Apr. 01, 2021
General Information [Line Items]
Date of incorporation		July 14, 2023
Ordinary shares issued		283			25,000,000	279		43
Bra Pro Limited [Member]
General Information [Line Items]
Ownership interest in subsidiary	99.90%	99.99%
Messrs Chua Kok Guan [Member]
General Information [Line Items]
Ownership interest in subsidiary	0.10%
Ordinary Shares [Member]
General Information [Line Items]
Ordinary shares issued									100
Ordinary shares outstanding									100
Ordinary shares issued for IPO			2,500,000
Ordinary shares, par value (in Dollars per share)			$ 0.00005
Price per ordinary share (in Dollars per share)				$ 4
Ordinary Shares [Member] | Class A Ordinary Shares [Member]
General Information [Line Items]
Number of shares allotted	18,018,018
Ordinary Shares [Member] | Messrs Shim Siang Fan [Member]
General Information [Line Items]
Shares of subsidiary held by related party									50
Number of shares allotted							49,900
Consideration for shares to be transferred (in Dollars)							$ 49,900
Ordinary Shares [Member] | Chua Kok Guan [Member]
General Information [Line Items]
Shares of subsidiary held by related party									50
Ordinary Shares [Member] | Messrs Salim Podiono, Nursalim Podiono and Kendrew Hartanto [Member]
General Information [Line Items]
Number of shares subject to subsequent transfer							41,176